SIGNIFICANT ACCOUNTING POLICIES - Disclosure of detailed information about estimated useful lives of Intangible Assets (Details)	12 Months Ended
Aug. 31, 2022
License Agreements | Minimum
Disclosure of changes in accounting estimates [line items]
Useful life measured as period of time, intangible assets other than goodwill	1 year
License Agreements | Maximum
Disclosure of changes in accounting estimates [line items]
Useful life measured as period of time, intangible assets other than goodwill	5 years
BRANDS
Disclosure of changes in accounting estimates [line items]
Useful life measured as period of time, intangible assets other than goodwill	5 years
Non-Compete Agreements
Disclosure of changes in accounting estimates [line items]
Useful life measured as period of time, intangible assets other than goodwill	5 years